Restatement of Previously Issued Financial Statements - Balance Sheet (Detail) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Jul. 05, 2020	Mar. 31, 2020
Restatement of Previously Issued Financial Statements
Total assets	$ 2,589,692,000			$ 2,477,051,000
Liabilities and stockholders' equity
Total current liabilities	218,961,000			92,118,000
Total liabilities	527,687,000			368,356,000
Stockholders' equity
Class A common stock-$0.0001 par value	0			0
Additional paid-in-capital	3,814,805,000			3,143,739,000
Accumulated deficit	(1,918,462,000)			(1,109,228,000)
Shareholders' equity attributable to Roivant Sciences Ltd.	1,797,788,000			2,032,162,000
Total liabilities and stockholders' equity	2,589,692,000			$ 2,477,051,000
Montes Archimedes Acquisition Corp.
Restatement of Previously Issued Financial Statements
Total assets	412,490,902	$ 412,780,872
Liabilities and stockholders' equity
Total current liabilities	4,203,154	552,723
Deferred underwriting commissions	14,375,138	14,375,138
Derivative warrant liabilities	26,137,730	49,097,230
Total liabilities	44,716,022	64,025,091
Class A common stock, $0.0001 par value; shares subject to possible redemption	362,774,870	343,755,780
Stockholders' equity
Preferred stock- $0.0001 par value		0
Additional paid-in-capital	0	15,772,622
Accumulated deficit	4,998,504	(10,774,318)
Shareholders' equity attributable to Roivant Sciences Ltd.	5,000,010	5,000,001	$ 0
Total liabilities and stockholders' equity	412,490,902	412,780,872
Montes Archimedes Acquisition Corp. | Restatement of warrants as derivative liabilities
Restatement of Previously Issued Financial Statements
Total assets		412,780,872
Liabilities and stockholders' equity
Total current liabilities		552,723
Deferred underwriting commissions		14,375,138
Derivative warrant liabilities		49,097,230
Total liabilities		64,025,091
Class A common stock, $0.0001 par value; shares subject to possible redemption		343,755,780
Stockholders' equity
Preferred stock- $0.0001 par value
Additional paid-in-capital		15,772,622
Accumulated deficit		(10,774,318)
Shareholders' equity attributable to Roivant Sciences Ltd.		5,000,001
Total liabilities and stockholders' equity		412,780,872
Montes Archimedes Acquisition Corp. | Restatement of warrants as derivative liabilities | As Previously Reported
Restatement of Previously Issued Financial Statements
Total assets		412,780,872
Liabilities and stockholders' equity
Total current liabilities		552,723
Deferred underwriting commissions		14,375,138
Total liabilities		14,927,861
Class A common stock, $0.0001 par value; shares subject to possible redemption		392,853,010
Stockholders' equity
Preferred stock- $0.0001 par value
Additional paid-in-capital		5,385,198
Accumulated deficit		(386,403)
Shareholders' equity attributable to Roivant Sciences Ltd.		5,000,001
Total liabilities and stockholders' equity		412,780,872
Montes Archimedes Acquisition Corp. | Restatement of warrants as derivative liabilities | Restatement Adjustment
Liabilities and stockholders' equity
Derivative warrant liabilities		49,097,230
Total liabilities		49,097,230
Class A common stock, $0.0001 par value; shares subject to possible redemption		(49,097,230)
Stockholders' equity
Preferred stock- $0.0001 par value
Additional paid-in-capital		10,387,424
Accumulated deficit		(10,387,915)
Montes Archimedes Acquisition Corp. | Class A common stock
Stockholders' equity
Class A common stock-$0.0001 par value	479	670
Montes Archimedes Acquisition Corp. | Class A common stock | Restatement of warrants as derivative liabilities
Stockholders' equity
Class A common stock-$0.0001 par value		670
Montes Archimedes Acquisition Corp. | Class A common stock | Restatement of warrants as derivative liabilities | As Previously Reported
Stockholders' equity
Class A common stock-$0.0001 par value		179
Montes Archimedes Acquisition Corp. | Class A common stock | Restatement of warrants as derivative liabilities | Restatement Adjustment
Stockholders' equity
Class A common stock-$0.0001 par value		491
Montes Archimedes Acquisition Corp. | Class B common stock
Stockholders' equity
Class A common stock-$0.0001 par value	$ 1,027	1,027
Montes Archimedes Acquisition Corp. | Class B common stock | Restatement of warrants as derivative liabilities
Stockholders' equity
Class A common stock-$0.0001 par value		1,027
Montes Archimedes Acquisition Corp. | Class B common stock | Restatement of warrants as derivative liabilities | As Previously Reported
Stockholders' equity
Class A common stock-$0.0001 par value		$ 1,027